Basis of Presentation	6 Months Ended
Dec. 31, 2023
Basis of Presentation
Basis of Presentation

2.Basis of Presentation

a)Statement of compliance

The annual consolidated financial statements of the Company, including comparatives, have been prepared in accordance with IFRS Accounting Standards (as issued by the International Accounting Standards Board) applicable to preparation of interim financial statements under IAS 34, Interim Financial Reporting.

These condensed consolidated interim financial statements do not include all of the information required of a complete set of consolidated financial statements and are intended to provide users with an update in relation to events and transactions that are significant to an understanding of the changes in financial position and the performance of the Company since the end of its last annual reporting period.  It is therefore recommended that these condensed consolidated interim financial statements be read in conjunction with the annual consolidated financial statements of the Company for the year ended June 30, 2023.

b)Basis of consolidation

The consolidated financial statements of the Company include the accounts of the Company and its subsidiaries which the Company controls 100% of.